Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of components of lease expense	The components of lease expense were as follows:
	For the years ended March 31
	2021	2022	2023
	HKD	HKD	HKD	US$
Operating lease cost	$294,807	$299,721	$304,824	$38,832
Finance lease cost:
Interest on lease obligations	66	-	-	-

Total lease cost	$294,873	$299,721	$304,824	$38,832

Schedule of supplemental cash flow and other information related to the leases	Supplemental balance sheet information related to leases was as follows:
	As of March 31
	2022	2023
	HKD	HKD	US$
Operating lease:
Operating lease right-of-use assets	$556,021	$272,561	$34,722

Current operating lease obligation	283,460	272,561	34,722
Noncurrent operating lease obligation	272,561	-	-
Total operating lease obligation	$556,021	$272,561	$34,722

Weighted average remaining lease term (in years):
Operating lease	1.9	0.92

Weighted average discount rate:
Operating lease	5.0%	5.0%

Schedule of supplemental cash flow and other information related to the leases	Supplemental cash flow and other information related to the leases was as follows:
	For the years ended March 31
	2021	2022	2023
	HKD	HKD	HKD	US$
Cash paid for amounts included in the measurement of lease obligations:
Operating cash flows from operating lease obligation	295,445	296,226	304,824	38,832
Financing cash flows from finance lease obligation	14,494	-	-	-

Right of use assets obtained in exchange for lease obligation:
Operating lease	-	579,011	-	-

Schedule of company’s commitment for minimum lease payment	The Company’s commitment for minimum lease payment under its operating lease for its office facility as of March 31, 2023 was as follows:
Years ending March 31	Amount (HKD)	Amount (US$)
2024	$279,422	$35,596
2025	-	-
Total future lease payments	279,422	35,596
Amount representing interest	(6,861)	(874)
Present value of future payments	$272,561	$34,722